Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2020